Operating Lease Right-of-Use Asset and Operating Lease Liability (Details) - Schedule of Right-of-Use Asset - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Right-Of-Use Asset [Abstract]
Office lease	$ 456,819	$ 371,832	$ 456,819
Equipment lease	5,611	5,676	2,063
Less: accumulated amortization	(251,137)	(153,192)	(119,268)
Right-of-use asset, net	$ 211,293	$ 224,316	$ 339,614